SELECTED STATEMENTS OF INCOME DATA (Schedule of Research and Development Costs, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement Related Disclosures [Abstract]
Total costs	$ 232,118	$ 218,226	$ 211,406
Less - grants and participations	(2,556)	(2,171)	(2,363)
Less - capitalization of software development costs	(35,844)	(32,225)	(27,936)
Research and development, net	$ 193,718	$ 183,830	$ 181,107